EMPOWER FUNDS, INC.
("Empower Funds")
Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund
Institutional Class Ticker / MXKVX	Institutional Class Ticker / MXJUX
Investor Class Ticker / MXCPX	Investor Class Ticker / MXDPX
Class L Ticker / MXIPX	Class L Ticker / MXHPX
Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund
Institutional Class Ticker / MXITX	Institutional Class Ticker / MXHRX
Investor Class Ticker / MXMPX	Investor Class Ticker / MXBPX
Class L Ticker / MXGPX
Empower Aggressive Profile Fund
Institutional Class Ticker / MXGTX
Investor Class Ticker / MXAPX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2026
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
13,036,515	Empower Core Bond Fund Institutional Class(a)	$ 110,680,011
18,354,902	Empower Global Bond Fund Institutional Class(a)	141,332,744
6,299,350	Empower High Yield Bond Fund Institutional Class(a)	66,521,139
8,112,895	Empower Inflation-Protected Securities Fund Institutional Class(a)	73,665,088
17,382,117	Empower Multi-Sector Bond Fund Institutional Class(a)	143,228,642
15,964,324	Empower Short Duration Bond Fund Institutional Class(a)	154,215,374
13,496,155	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	110,668,472

TOTAL BOND MUTUAL FUNDS — 47.44% (Cost $794,092,615)		$800,311,470
EQUITY MUTUAL FUNDS
2,279,446	Empower Emerging Markets Equity Fund Institutional Class(a)	28,675,433
4,497,654	Empower International Growth Fund Institutional Class(a)	40,119,078
6,103,512	Empower International Value Fund Institutional Class(a)	64,147,906
5,624,921	Empower Large Cap Growth Fund Institutional Class(a)	62,830,363
16,183,076	Empower Large Cap Value Fund Institutional Class(a)	112,472,381
Shares		Fair Value
Equity Mutual Funds — (continued)
5,381,180	Empower Mid Cap Value Fund Institutional Class(a)	$ 46,385,771
9,601,702	Empower Real Estate Index Fund Institutional Class(a)	82,862,689
1,152,228	Empower Small Cap Growth Fund Institutional Class(a)	12,570,809
3,625,945	Empower Small Cap Value Fund Institutional Class(a)	25,744,210
6,387,747	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	29,703,024

TOTAL EQUITY MUTUAL FUNDS — 29.97% (Cost $485,209,361)		$505,511,664
Account Balance
FIXED INTEREST CONTRACT
381,581,834(b)	Empower of America Contract(a) 1.95%(c)	381,581,834

TOTAL FIXED INTEREST CONTRACT — 22.62% (Cost $381,581,834)		$381,581,834
TOTAL INVESTMENTS — 100.03% (Cost $1,660,883,810)		$1,687,404,968
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(523,549)
TOTAL NET ASSETS — 100.00%		$1,686,881,419

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to the Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,673,578	Empower Core Bond Fund Institutional Class(a)	$ 65,148,675
10,792,126	Empower Global Bond Fund Institutional Class(a)	83,099,374
3,702,125	Empower High Yield Bond Fund Institutional Class(a)	39,094,435
4,768,170	Empower Inflation-Protected Securities Fund Institutional Class(a)	43,294,980
10,234,400	Empower Multi-Sector Bond Fund Institutional Class(a)	84,331,455
3,763,610	Empower Short Duration Bond Fund Institutional Class(a)	36,356,473
7,944,134	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	65,141,902

TOTAL BOND MUTUAL FUNDS — 32.98% (Cost $416,697,760)		$416,467,294
EQUITY MUTUAL FUNDS
2,758,470	Empower Emerging Markets Equity Fund Institutional Class(a)	34,701,552
5,468,083	Empower International Growth Fund Institutional Class(a)	48,775,305
7,392,505	Empower International Value Fund Institutional Class(a)	77,695,223
6,813,438	Empower Large Cap Growth Fund Institutional Class(a)	76,106,105
19,628,745	Empower Large Cap Value Fund Institutional Class(a)	136,419,781
Shares		Fair Value
Equity Mutual Funds — (continued)
6,515,887	Empower Mid Cap Value Fund Institutional Class(a)	$ 56,166,944
6,466,403	Empower Real Estate Index Fund Institutional Class(a)	55,805,057
1,390,852	Empower Small Cap Growth Fund Institutional Class(a)	15,174,191
4,395,310	Empower Small Cap Value Fund Institutional Class(a)	31,206,703
7,729,748	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	35,943,329

TOTAL EQUITY MUTUAL FUNDS — 44.98% (Cost $560,247,467)		$567,994,190
Account Balance
FIXED INTEREST CONTRACT
278,708,736(b)	Empower of America Contract(a) 1.95%(c)	278,708,736

TOTAL FIXED INTEREST CONTRACT — 22.07% (Cost $278,708,736)		$278,708,736
TOTAL INVESTMENTS — 100.03% (Cost $1,255,653,963)		$1,263,170,220
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(413,356)
TOTAL NET ASSETS — 100.00%		$1,262,756,864

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to the Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
11,337,370	Empower Core Bond Fund Institutional Class(a)	$ 96,254,271
15,956,591	Empower Global Bond Fund Institutional Class(a)	122,865,748
5,469,348	Empower High Yield Bond Fund Institutional Class(a)	57,756,318
7,044,677	Empower Inflation-Protected Securities Fund Institutional Class(a)	63,965,664
15,106,736	Empower Multi-Sector Bond Fund Institutional Class(a)	124,479,502
5,545,466	Empower Short Duration Bond Fund Institutional Class(a)	53,569,198
11,737,048	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	96,243,796

TOTAL BOND MUTUAL FUNDS — 23.95% (Cost $643,609,935)		$615,134,497
EQUITY MUTUAL FUNDS
7,766,687	Empower Emerging Markets Equity Fund Institutional Class(a)	97,704,927
15,359,052	Empower International Growth Fund Institutional Class(a)	137,002,742
20,796,193	Empower International Value Fund Institutional Class(a)	218,567,991
19,168,220	Empower Large Cap Growth Fund Institutional Class(a)	214,109,013
55,190,304	Empower Large Cap Value Fund Institutional Class(a)	383,572,610
Shares		Fair Value
Equity Mutual Funds — (continued)
18,336,932	Empower Mid Cap Value Fund Institutional Class(a)	$ 158,064,354
11,683,098	Empower Real Estate Index Fund Institutional Class(a)	100,825,138
3,926,219	Empower Small Cap Growth Fund Institutional Class(a)	42,835,046
12,356,245	Empower Small Cap Value Fund Institutional Class(a)	87,729,342
21,767,630	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	101,219,482

TOTAL EQUITY MUTUAL FUNDS — 60.03% (Cost $1,515,954,804)		$1,541,630,645
Account Balance
FIXED INTEREST CONTRACT
412,170,919(b)	Empower of America Contract(a) 1.95%(c)	412,170,919

TOTAL FIXED INTEREST CONTRACT — 16.05% (Cost $412,170,919)		$412,170,919
TOTAL INVESTMENTS — 100.03% (Cost $2,571,735,658)		$2,568,936,061
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(859,544)
TOTAL NET ASSETS — 100.00%		$2,568,076,517

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to the Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,641,912	Empower Core Bond Fund Institutional Class(a)	$ 39,409,830
6,536,510	Empower Global Bond Fund Institutional Class(a)	50,331,130
2,247,126	Empower High Yield Bond Fund Institutional Class(a)	23,729,655
2,890,043	Empower Inflation-Protected Securities Fund Institutional Class(a)	26,241,588
6,200,087	Empower Multi-Sector Bond Fund Institutional Class(a)	51,088,715
5,209,742	Empower Short Duration Bond Fund Institutional Class(a)	50,326,109
4,805,562	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	39,405,607

TOTAL BOND MUTUAL FUNDS — 17.99% (Cost $283,749,966)		$280,532,634
EQUITY MUTUAL FUNDS
5,844,348	Empower Emerging Markets Equity Fund Institutional Class(a)	73,521,894
11,564,934	Empower International Growth Fund Institutional Class(a)	103,159,216
15,655,935	Empower International Value Fund Institutional Class(a)	164,543,875
14,431,603	Empower Large Cap Growth Fund Institutional Class(a)	161,201,006
41,597,585	Empower Large Cap Value Fund Institutional Class(a)	289,103,218
Shares		Fair Value
Equity Mutual Funds — (continued)
13,802,288	Empower Mid Cap Value Fund Institutional Class(a)	$ 118,975,727
6,204,249	Empower Real Estate Index Fund Institutional Class(a)	53,542,670
2,950,161	Empower Small Cap Growth Fund Institutional Class(a)	32,186,259
9,306,459	Empower Small Cap Value Fund Institutional Class(a)	66,075,862
16,378,599	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	76,160,486

TOTAL EQUITY MUTUAL FUNDS — 73.02% (Cost $1,114,153,967)		$1,138,470,213
Account Balance
FIXED INTEREST CONTRACT
140,609,025(b)	Empower of America Contract(a) 1.95%(c)	140,609,025

TOTAL FIXED INTEREST CONTRACT — 9.02% (Cost $140,609,025)		$140,609,025
TOTAL INVESTMENTS — 100.03% (Cost $1,538,512,958)		$1,559,611,872
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(545,069)
TOTAL NET ASSETS — 100.00%		$1,559,066,803

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of March 31, 2026. See Notes to the Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,856,087	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 61,089,570
9,609,720	Empower International Growth Fund Institutional Class(a)	85,718,705
13,003,922	Empower International Value Fund Institutional Class(a)	136,671,225
11,985,885	Empower Large Cap Growth Fund Institutional Class(a)	133,882,338
34,505,265	Empower Large Cap Value Fund Institutional Class(a)	239,811,593
11,466,092	Empower Mid Cap Value Fund Institutional Class(a)	98,837,709
3,162,964	Empower Real Estate Index Fund Institutional Class(a)	27,296,378
2,455,025	Empower Small Cap Growth Fund Institutional Class(a)	26,784,320
Shares		Fair Value
Equity Mutual Funds — (continued)
7,726,768	Empower Small Cap Value Fund Institutional Class(a)	$ 54,860,051
13,611,658	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	63,294,211

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $895,120,023)		$928,246,100
TOTAL INVESTMENTS — 100.04% (Cost $895,120,023)		$928,246,100
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(329,429)
TOTAL NET ASSETS — 100.00%		$927,916,671

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the "1940 Act"), the Board approved ECM as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2026, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract, if any,  is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

March 31, 2026

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2026, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 47.44%
Empower Core Bond Fund Institutional Class	13,036,515	107,461,556	5,662,573	2,623,781	(454,011)	179,663	-	-	110,680,011
Empower Global Bond Fund Institutional Class	18,354,902	137,914,939	8,909,153	3,166,853	(388,490)	(2,324,495)	-	-	141,332,744
Empower High Yield Bond Fund Institutional Class	6,299,350	65,241,580	3,086,643	1,874,341	32,459	67,257	-	-	66,521,139
Empower Inflation-Protected Securities Fund Institutional Class	8,112,895	71,616,454	3,414,491	1,742,478	(228,138)	376,621	-	-	73,665,088
Empower Multi-Sector Bond Fund Institutional Class	17,382,117	139,247,060	7,502,830	3,342,409	(534,277)	(178,839)	-	-	143,228,642
Empower Short Duration Bond Fund Institutional Class	15,964,324	149,499,545	7,424,404	3,148,832	(135,631)	440,257	-	-	154,215,374
Empower U.S. Government Mortgage Securities Fund Institutional Class	13,496,155	107,385,919	5,338,456	2,589,270	(419,500)	533,367	-	-	110,668,472
					(2,127,588)	(906,169)	0	0	800,311,470
EQUITY MUTUAL FUNDS 29.97%
Empower Emerging Markets Equity Fund Institutional Class	2,279,446	29,529,484	1,364,047	2,052,564	1,192,209	(165,534)	-	-	28,675,433
Empower International Growth Fund Institutional Class	4,497,654	28,909,492	13,318,780	557,429	54,505	(1,551,765)	-	-	40,119,078
Empower International Value Fund Institutional Class	6,103,512	72,389,115	3,303,364	9,788,471	2,610,648	(1,756,102)	-	-	64,147,906
Empower Large Cap Growth Fund Institutional Class	5,624,921	49,713,720	18,403,606	795,875	236,449	(4,491,088)	-	-	62,830,363
Empower Large Cap Value Fund Institutional Class	16,183,076	105,294,780	8,396,107	2,084,996	35,280	866,490	-	-	112,472,381
Empower Mid Cap Value Fund Institutional Class	5,381,180	53,294,795	2,450,281	9,594,493	1,135,966	235,188	-	-	46,385,771
Empower Real Estate Index Fund Institutional Class	9,601,702	82,128,047	3,897,276	5,880,912	835,809	2,718,278	-	-	82,862,689
Empower Small Cap Growth Fund Institutional Class	1,152,228	16,385,082	737,981	3,317,686	506,497	(1,234,568)	-	-	12,570,809
Empower Small Cap Value Fund Institutional Class	3,625,945	30,163,386	1,396,200	6,559,105	306,508	743,729	-	-	25,744,210
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,387,747	26,462,430	4,798,865	707,466	(164,697)	(850,805)	-	-	29,703,024
					6,749,174	(5,486,177)	0	0	505,511,664

March 31, 2026

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
FIXED INTEREST CONTRACT 22.62%
Empower of America Contract	381,581,834	369,875,113	17,588,144	7,674,889	-	-	1,793,466	-	381,581,834
					0	0	1,793,466	0	381,581,834
				Total	$4,621,586	$(6,392,346)	$1,793,466	$0	$1,687,404,968
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 32.98%
Empower Core Bond Fund Institutional Class	7,673,578	63,490,171	4,148,890	2,807,554	(475,498)	317,168	-	-	65,148,675
Empower Global Bond Fund Institutional Class	10,792,126	81,391,379	6,292,300	3,370,698	(387,836)	(1,213,607)	-	-	83,099,374
Empower High Yield Bond Fund Institutional Class	3,702,125	38,483,971	2,317,441	1,719,809	44,852	12,832	-	-	39,094,435
Empower Inflation-Protected Securities Fund Institutional Class	4,768,170	42,248,000	2,573,121	1,890,311	(274,481)	364,170	-	-	43,294,980
Empower Multi-Sector Bond Fund Institutional Class	10,234,400	82,291,848	5,478,820	3,588,833	(569,815)	149,620	-	-	84,331,455
Empower Short Duration Bond Fund Institutional Class	3,763,610	35,375,794	2,205,431	1,349,842	(52,749)	125,090	-	-	36,356,473
Empower U.S. Government Mortgage Securities Fund Institutional Class	7,944,134	63,445,346	3,957,284	2,771,573	(439,517)	510,845	-	-	65,141,902
					(2,155,044)	266,118	0	0	416,467,294
EQUITY MUTUAL FUNDS 44.98%
Empower Emerging Markets Equity Fund Institutional Class	2,758,470	35,865,528	2,108,797	2,888,645	1,621,635	(384,128)	-	-	34,701,552
Empower International Growth Fund Institutional Class	5,468,083	35,113,461	16,778,963	1,100,284	206,204	(2,016,835)	-	-	48,775,305
Empower International Value Fund Institutional Class	7,392,505	88,210,152	5,187,946	13,243,154	3,469,026	(2,459,721)	-	-	77,695,223
Empower Large Cap Growth Fund Institutional Class	6,813,438	60,486,935	23,016,446	1,745,719	483,344	(5,651,557)	-	-	76,106,105
Empower Large Cap Value Fund Institutional Class	19,628,745	128,124,494	11,884,664	4,468,542	206,613	879,165	-	-	136,419,781
Empower Mid Cap Value Fund Institutional Class	6,515,887	64,855,469	3,843,912	12,537,572	1,656,777	5,135	-	-	56,166,944
Empower Real Estate Index Fund Institutional Class	6,466,403	55,519,023	3,353,210	4,974,035	507,147	1,906,859	-	-	55,805,057
Empower Small Cap Growth Fund Institutional Class	1,390,852	19,935,724	1,168,880	4,530,689	513,108	(1,399,724)	-	-	15,174,191
Empower Small Cap Value Fund Institutional Class	4,395,310	36,831,450	2,208,333	8,750,116	346,419	917,036	-	-	31,206,703

March 31, 2026

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,729,748	32,266,976	6,104,878	1,527,111	(333,098)	(901,414)	-	-	35,943,329
					8,677,175	(9,105,184)	0	0	567,994,190
FIXED INTEREST CONTRACT 22.07%
Empower of America Contract	278,708,736	270,919,048	16,477,248	9,999,044	-	-	1,311,484	-	278,708,736
					0	0	1,311,484	0	278,708,736
				Total	$6,522,131	$(8,839,066)	$1,311,484	$0	$1,263,170,220
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 23.95%
Empower Core Bond Fund Institutional Class	11,337,370	95,018,191	3,296,658	2,282,339	(451,701)	221,761	-	-	96,254,271
Empower Global Bond Fund Institutional Class	15,956,591	121,897,897	5,673,311	2,674,100	(330,883)	(2,031,360)	-	-	122,865,748
Empower High Yield Bond Fund Institutional Class	5,469,348	57,589,178	1,723,498	1,401,754	251,909	(154,604)	-	-	57,756,318
Empower Inflation-Protected Securities Fund Institutional Class	7,044,677	63,227,481	1,907,751	1,419,567	(115,737)	249,999	-	-	63,965,664
Empower Multi-Sector Bond Fund Institutional Class	15,106,736	123,037,947	4,419,337	2,701,597	(333,972)	(276,185)	-	-	124,479,502
Empower Short Duration Bond Fund Institutional Class	5,545,466	52,796,342	1,679,490	1,066,452	(51,058)	159,818	-	-	53,569,198
Empower U.S. Government Mortgage Securities Fund Institutional Class	11,737,048	94,950,974	3,012,655	2,263,525	(432,887)	543,692	-	-	96,243,796
					(1,464,329)	(1,286,879)	0	0	615,134,497
EQUITY MUTUAL FUNDS 60.03%
Empower Emerging Markets Equity Fund Institutional Class	7,766,687	102,303,824	2,989,430	9,874,762	1,344,263	2,286,435	-	-	97,704,927
Empower International Growth Fund Institutional Class	15,359,052	100,158,662	44,103,413	2,906,354	(774,495)	(4,352,979)	-	-	137,002,742
Empower International Value Fund Institutional Class	20,796,193	251,081,798	7,234,861	39,745,490	3,030,205	(3,178)	-	-	218,567,991
Empower Large Cap Growth Fund Institutional Class	19,168,220	172,226,665	60,088,759	3,353,315	189,067	(14,853,096)	-	-	214,109,013
Empower Large Cap Value Fund Institutional Class	55,190,304	365,085,297	22,338,970	6,070,057	988,305	2,218,400	-	-	383,572,610
Empower Mid Cap Value Fund Institutional Class	18,336,932	184,738,770	5,360,827	41,562,308	(4,715,196)	9,527,065	-	-	158,064,354
Empower Real Estate Index Fund Institutional Class	11,683,098	101,626,246	3,050,439	9,147,355	(856,594)	5,295,808	-	-	100,825,138

March 31, 2026

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
Empower Small Cap Growth Fund Institutional Class	3,926,219	56,762,465	1,612,760	13,423,460	(363,685)	(2,116,719)	-	-	42,835,046
Empower Small Cap Value Fund Institutional Class	12,356,245	104,786,074	3,059,732	25,237,315	(1,440,586)	5,120,851	-	-	87,729,342
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	21,767,630	91,961,212	14,565,147	3,837,387	(2,016,801)	(1,469,490)	-	-	101,219,482
					(4,615,517)	1,653,097	0	0	1,541,630,645
FIXED INTEREST CONTRACT 16.05%
Empower of America Contract	412,170,919	405,999,113	12,242,345	8,028,138	-	-	1,957,599	-	412,170,919
					0	0	1,957,599	0	412,170,919
				Total	$(6,079,846)	$366,218	$1,957,599	$0	$2,568,936,061
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
BOND MUTUAL FUNDS 17.99%
Empower Core Bond Fund Institutional Class	4,641,912	39,263,449	1,096,841	1,036,540	(176,821)	86,080	-	-	39,409,830
Empower Global Bond Fund Institutional Class	6,536,510	50,394,624	2,001,000	1,251,577	(150,592)	(812,917)	-	-	50,331,130
Empower High Yield Bond Fund Institutional Class	2,247,126	23,877,716	555,959	733,169	16,826	29,149	-	-	23,729,655
Empower Inflation-Protected Securities Fund Institutional Class	2,890,043	26,178,763	615,912	701,677	(90,743)	148,590	-	-	26,241,588
Empower Multi-Sector Bond Fund Institutional Class	6,200,087	50,963,293	1,485,196	1,323,588	(209,011)	(36,186)	-	-	51,088,715
Empower Short Duration Bond Fund Institutional Class	5,209,742	50,059,127	1,257,173	1,141,900	(47,712)	151,709	-	-	50,326,109
Empower U.S. Government Mortgage Securities Fund Institutional Class	4,805,562	39,235,571	980,719	1,022,653	(162,934)	211,970	-	-	39,405,607
					(820,987)	(221,605)	0	0	280,532,634
EQUITY MUTUAL FUNDS 73.02%
Empower Emerging Markets Equity Fund Institutional Class	5,844,348	77,670,392	1,765,989	5,495,124	3,249,575	(419,363)	-	-	73,521,894
Empower International Growth Fund Institutional Class	11,564,934	76,048,149	32,678,881	1,807,562	(60,954)	(3,760,252)	-	-	103,159,216
Empower International Value Fund Institutional Class	15,655,935	190,796,733	4,294,556	25,446,543	7,508,094	(5,100,871)	-	-	164,543,875
Empower Large Cap Growth Fund Institutional Class	14,431,603	130,894,418	44,295,375	2,099,960	847,775	(11,888,827)	-	-	161,201,006
Empower Large Cap Value Fund Institutional Class	41,597,585	277,446,306	15,158,841	7,099,584	(1,039,334)	3,597,655	-	-	289,103,218

March 31, 2026

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
Empower Mid Cap Value Fund Institutional Class	13,802,288	140,396,190	3,182,154	27,151,454	1,180,529	2,548,837	-	-	118,975,727
Empower Real Estate Index Fund Institutional Class	6,204,249	54,462,264	1,271,803	4,230,304	364,204	2,038,907	-	-	53,542,670
Empower Small Cap Growth Fund Institutional Class	2,950,161	43,141,614	960,270	8,975,548	1,093,932	(2,940,077)	-	-	32,186,259
Empower Small Cap Value Fund Institutional Class	9,306,459	79,614,310	1,819,025	17,520,950	686,112	2,163,477	-	-	66,075,862
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	16,378,599	69,937,077	10,386,152	2,564,535	(1,010,005)	(1,598,208)	-	-	76,160,486
					12,819,928	(15,358,722)	0	0	1,138,470,213
FIXED INTEREST CONTRACT 9.02%
Empower of America Contract	140,609,025	139,785,990	3,287,497	3,135,511	-	-	671,049	-	140,609,025
					0	0	671,049	0	140,609,025
				Total	$11,998,941	$(15,580,327)	$671,049	$0	$1,559,611,872
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2026	Value 12/31/2025	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 03/31/2026
EQUITY MUTUAL FUNDS 100.04%
Empower Emerging Markets Equity Fund Institutional Class	4,856,087	65,011,911	1,424,942	4,809,088	2,889,461	(538,195)	-	-	61,089,570
Empower International Growth Fund Institutional Class	9,609,720	63,647,495	27,209,981	1,919,146	4,644	(3,219,625)	-	-	85,718,705
Empower International Value Fund Institutional Class	13,003,922	159,604,467	3,516,181	22,201,607	6,221,417	(4,247,816)	-	-	136,671,225
Empower Large Cap Growth Fund Institutional Class	11,985,885	109,438,301	36,902,478	2,287,501	921,521	(10,170,940)	-	-	133,882,338
Empower Large Cap Value Fund Institutional Class	34,505,265	231,862,420	12,291,490	7,472,248	(1,025,367)	3,129,931	-	-	239,811,593
Empower Mid Cap Value Fund Institutional Class	11,466,092	117,441,475	2,608,620	23,857,043	448,635	2,644,657	-	-	98,837,709
Empower Real Estate Index Fund Institutional Class	3,162,964	27,963,969	629,577	2,288,140	241,599	990,972	-	-	27,296,378
Empower Small Cap Growth Fund Institutional Class	2,455,025	36,067,892	795,402	7,710,739	814,787	(2,368,235)	-	-	26,784,320
Empower Small Cap Value Fund Institutional Class	7,726,768	66,635,005	1,499,400	15,057,625	578,373	1,783,271	-	-	54,860,051
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	13,611,658	58,482,776	8,668,977	2,502,985	(841,089)	(1,354,557)	-	-	63,294,211
					10,253,981	(13,350,537)	0	0	928,246,100
				Total	$10,253,981	$(13,350,537)	$0	$0	$928,246,100

March 31, 2026